Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000010303 | BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010303 | BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010303 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010303 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010303 | BNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010303 | BNY-693475105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010303 | BNY-902973304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010303 | BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010303 | BNY-89832Q109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010303 | BNY-BN6NP19
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010305 | BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010305 | BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010305 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010305 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010305 | BNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010305 | BNY-693475105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010305 | BNY-902973304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010305 | BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010305 | BNY-89832Q109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010305 | BNY-BN6NP19
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010306 | BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010306 | BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010306 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010306 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010306 | BNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010306 | BNY-693475105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010306 | BNY-902973304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010306 | BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010306 | BNY-89832Q109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010306 | BNY-BN6NP19
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010304 | BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010304 | BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010304 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010304 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010304 | BNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010304 | BNY-693475105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010304 | BNY-902973304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010304 | BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010304 | BNY-89832Q109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010304 | BNY-BN6NP19
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010626 | BNY-BNZHB81
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010626 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010626 | BNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010626 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010626 | BNY-278865100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010626 | BNY-009158106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010626 | BNY-22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010626 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010626 | BNY-670346105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010626 | BNY-929160109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010628 | BNY-BNZHB81
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010628 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010628 | BNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010628 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010628 | BNY-278865100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010628 | BNY-009158106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010628 | BNY-22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010628 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010628 | BNY-670346105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010628 | BNY-929160109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010629 | BNY-BNZHB81
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010629 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010629 | BNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010629 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010629 | BNY-278865100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010629 | BNY-009158106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010629 | BNY-22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010629 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010629 | BNY-670346105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010629 | BNY-929160109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010627 | BNY-BNZHB81
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010627 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010627 | BNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010627 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010627 | BNY-278865100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010627 | BNY-009158106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010627 | BNY-22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010627 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010627 | BNY-670346105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010627 | BNY-929160109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010594 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000010594 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010594 | BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010594 | BNY-92532F100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010594 | BNY-75886F107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010594 | BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010594 | BNY-457669307
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010594 | BNY-07725L102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010594 | BNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010594 | BNY-91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010596 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000010596 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010596 | BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010596 | BNY-92532F100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010596 | BNY-75886F107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010596 | BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010596 | BNY-457669307
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010596 | BNY-07725L102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010596 | BNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010596 | BNY-91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010597 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000010597 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010597 | BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010597 | BNY-92532F100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010597 | BNY-75886F107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010597 | BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010597 | BNY-457669307
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010597 | BNY-07725L102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010597 | BNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010597 | BNY-91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010595 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000010595 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010595 | BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010595 | BNY-92532F100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010595 | BNY-75886F107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010595 | BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010595 | BNY-457669307
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010595 | BNY-07725L102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010595 | BNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010595 | BNY-91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010630 | BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010630 | BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010630 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010630 | BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010630 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010630 | BNY-609207105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010630 | BNY-194162103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010630 | BNY-61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010630 | BNY-427866108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010630 | BNY-501044101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010632 | BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010632 | BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010632 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010632 | BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010632 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010632 | BNY-609207105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010632 | BNY-194162103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010632 | BNY-61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010632 | BNY-427866108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010632 | BNY-501044101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010633 | BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010633 | BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010633 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010633 | BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010633 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010633 | BNY-609207105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010633 | BNY-194162103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010633 | BNY-61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010633 | BNY-427866108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010633 | BNY-501044101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010631 | BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010631 | BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010631 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010631 | BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010631 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010631 | BNY-609207105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010631 | BNY-194162103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010631 | BNY-61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010631 | BNY-427866108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010631 | BNY-501044101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010598 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000010598 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000010598 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010598 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010598 | BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010598 | BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010598 | BNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010598 | BNY-882508104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010598 | BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010598 | BNY-032654105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010600 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000010600 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000010600 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010600 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010600 | BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010600 | BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010600 | BNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010600 | BNY-882508104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010600 | BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010600 | BNY-032654105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010601 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000010601 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000010601 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010601 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010601 | BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010601 | BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010601 | BNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010601 | BNY-882508104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010601 | BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010601 | BNY-032654105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010599 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000010599 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000010599 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010599 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010599 | BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010599 | BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010599 | BNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010599 | BNY-882508104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010599 | BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010599 | BNY-032654105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010610 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000010610 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010610 | BNY-20825C104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010610 | BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010610 | BNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010610 | BNY-26875P101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010610 | BNY-91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010610 | BNY-56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010610 | BNY-718546104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010610 | BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010612 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000010612 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010612 | BNY-20825C104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010612 | BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010612 | BNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010612 | BNY-26875P101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010612 | BNY-91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010612 | BNY-56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010612 | BNY-718546104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010612 | BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010613 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000010613 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010613 | BNY-20825C104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010613 | BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010613 | BNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010613 | BNY-26875P101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010613 | BNY-91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010613 | BNY-56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010613 | BNY-718546104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010613 | BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010611 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000010611 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010611 | BNY-20825C104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010611 | BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010611 | BNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010611 | BNY-26875P101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010611 | BNY-91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010611 | BNY-56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010611 | BNY-718546104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010611 | BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010590 | BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000010590 | BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000010590 | BNY-406216101
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010590 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010590 | BNY-BLNN369
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010590 | BNY-62955J103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010590 | BNY-BN2QTL0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010590 | BNY-03957W106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010590 | BNY-B3KFWW1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010590 | BNY-50012A108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010592 | BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000010592 | BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000010592 | BNY-406216101
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010592 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010592 | BNY-BLNN369
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010592 | BNY-62955J103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010592 | BNY-BN2QTL0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010592 | BNY-03957W106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010592 | BNY-B3KFWW1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010592 | BNY-50012A108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010593 | BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000010593 | BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000010593 | BNY-406216101
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010593 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010593 | BNY-BLNN369
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010593 | BNY-62955J103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010593 | BNY-BN2QTL0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010593 | BNY-03957W106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010593 | BNY-B3KFWW1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010593 | BNY-50012A108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010591 | BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000010591 | BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000010591 | BNY-406216101
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010591 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010591 | BNY-BLNN369
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010591 | BNY-62955J103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010591 | BNY-BN2QTL0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010591 | BNY-03957W106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010591 | BNY-B3KFWW1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010591 | BNY-50012A108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010614 | BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010614 | BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010614 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010614 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010614 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010614 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010614 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010614 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010614 | BNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010614 | BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010616 | BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010616 | BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010616 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010616 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010616 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010616 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010616 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010616 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010616 | BNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010616 | BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010617 | BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010617 | BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010617 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010617 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010617 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010617 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010617 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010617 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010617 | BNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010617 | BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010615 | BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010615 | BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010615 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010615 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010615 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010615 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010615 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010615 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010615 | BNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010615 | BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010618 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010618 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010618 | BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010618 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010618 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010618 | BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010618 | BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010618 | BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010618 | BNY-002824100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010618 | BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010620 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010620 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010620 | BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010620 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010620 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010620 | BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010620 | BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010620 | BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010620 | BNY-002824100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010620 | BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010621 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010621 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010621 | BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010621 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010621 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010621 | BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010621 | BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010621 | BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010621 | BNY-002824100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010621 | BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010619 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010619 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010619 | BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010619 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010619 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010619 | BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010619 | BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010619 | BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010619 | BNY-002824100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010619 | BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010602 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000010602 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010602 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010602 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010602 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010602 | BNY-79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010602 | BNY-90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010602 | BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010602 | BNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010602 | BNY-00724F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010604 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000010604 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010604 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010604 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010604 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010604 | BNY-79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010604 | BNY-90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010604 | BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010604 | BNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010604 | BNY-00724F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010605 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000010605 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010605 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010605 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010605 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010605 | BNY-79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010605 | BNY-90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010605 | BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010605 | BNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010605 | BNY-00724F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010603 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000010603 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010603 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010603 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010603 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010603 | BNY-79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010603 | BNY-90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010603 | BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010603 | BNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010603 | BNY-00724F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010634 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010634 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010634 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010634 | BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010634 | BNY-580135101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010634 | BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010634 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010634 | BNY-855244109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010634 | BNY-2754907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010634 | BNY-571903202
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010636 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010636 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010636 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010636 | BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010636 | BNY-580135101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010636 | BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010636 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010636 | BNY-855244109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010636 | BNY-2754907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010636 | BNY-571903202
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010637 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010637 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010637 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010637 | BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010637 | BNY-580135101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010637 | BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010637 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010637 | BNY-855244109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010637 | BNY-2754907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010637 | BNY-571903202
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010635 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010635 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010635 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010635 | BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010635 | BNY-580135101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010635 | BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010635 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010635 | BNY-855244109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010635 | BNY-2754907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010635 | BNY-571903202
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010578 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000010578 | BNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000010578 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010578 | BNY-008474108
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010578 | BNY-06849F108
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000010578 | BNY-962879102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010578 | BNY-BRXH266
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010578 | BNY-496902404
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010578 | BNY-351858105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010578 | BNY-38059T106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010580 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000010580 | BNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000010580 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010580 | BNY-008474108
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010580 | BNY-06849F108
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000010580 | BNY-962879102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010580 | BNY-BRXH266
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010580 | BNY-496902404
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010580 | BNY-351858105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010580 | BNY-38059T106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010581 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000010581 | BNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000010581 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010581 | BNY-008474108
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010581 | BNY-06849F108
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000010581 | BNY-962879102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010581 | BNY-BRXH266
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010581 | BNY-496902404
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010581 | BNY-351858105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010581 | BNY-38059T106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010579 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000010579 | BNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000010579 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010579 | BNY-008474108
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010579 | BNY-06849F108
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000010579 | BNY-962879102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010579 | BNY-BRXH266
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010579 | BNY-496902404
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010579 | BNY-351858105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010579 | BNY-38059T106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010461 | BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010461 | BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010461 | BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010461 | BNY-03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010461 | BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010461 | BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010461 | BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010461 | BNY-12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010461 | BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010461 | BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010462 | BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010462 | BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010462 | BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010462 | BNY-03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010462 | BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010462 | BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010462 | BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010462 | BNY-12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010462 | BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010462 | BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010460 | BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010460 | BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010460 | BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010460 | BNY-03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010460 | BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010460 | BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010460 | BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010460 | BNY-12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010460 | BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010460 | BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010638 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000010638 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010638 | BNY-22160K105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010638 | BNY-872540109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010638 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010638 | BNY-548661107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010638 | BNY-67103H107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010638 | BNY-778296103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010638 | BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010638 | BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010640 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000010640 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010640 | BNY-22160K105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010640 | BNY-872540109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010640 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010640 | BNY-548661107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010640 | BNY-67103H107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010640 | BNY-778296103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010640 | BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010640 | BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010641 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000010641 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010641 | BNY-22160K105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010641 | BNY-872540109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010641 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010641 | BNY-548661107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010641 | BNY-67103H107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010641 | BNY-778296103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010641 | BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010641 | BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010639 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000010639 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010639 | BNY-22160K105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010639 | BNY-872540109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010639 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010639 | BNY-548661107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010639 | BNY-67103H107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010639 | BNY-778296103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010639 | BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010639 | BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010622 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010622 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010622 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010622 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010622 | BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010622 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010622 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010622 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010622 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010622 | BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010624 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010624 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010624 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010624 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010624 | BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010624 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010624 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010624 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010624 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010624 | BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010625 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010625 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010625 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010625 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010625 | BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010625 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010625 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010625 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010625 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010625 | BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010623 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010623 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010623 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010623 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010623 | BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010623 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010623 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010623 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010623 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010623 | BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010582 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000010582 | BNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010582 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010582 | BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000010582 | BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000010582 | BNY-872590104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010582 | BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010582 | BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010582 | BNY-620076307
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010582 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010584 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000010584 | BNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010584 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010584 | BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000010584 | BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000010584 | BNY-872590104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010584 | BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010584 | BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010584 | BNY-620076307
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010584 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010585 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000010585 | BNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010585 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010585 | BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000010585 | BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000010585 | BNY-872590104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010585 | BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010585 | BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010585 | BNY-620076307
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010585 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010583 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000010583 | BNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010583 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010583 | BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000010583 | BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000010583 | BNY-872590104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010583 | BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010583 | BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010583 | BNY-620076307
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010583 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010586 | BNY-90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010586 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000010586 | BNY-907818108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010586 | BNY-911312106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010586 | BNY-126408103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010586 | BNY-31428X106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010586 | BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010586 | BNY-655844108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010586 | BNY-247361702
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010586 | BNY-679580100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010588 | BNY-90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010588 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000010588 | BNY-907818108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010588 | BNY-911312106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010588 | BNY-126408103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010588 | BNY-31428X106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010588 | BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010588 | BNY-655844108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010588 | BNY-247361702
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010588 | BNY-679580100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010589 | BNY-90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010589 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000010589 | BNY-907818108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010589 | BNY-911312106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010589 | BNY-126408103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010589 | BNY-31428X106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010589 | BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010589 | BNY-655844108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010589 | BNY-247361702
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010589 | BNY-679580100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010587 | BNY-90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010587 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000010587 | BNY-907818108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010587 | BNY-911312106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010587 | BNY-126408103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010587 | BNY-31428X106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010587 | BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010587 | BNY-655844108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010587 | BNY-247361702
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010587 | BNY-679580100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010606 | BNY-65339F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010606 | BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010606 | BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010606 | BNY-21037T109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010606 | BNY-025537101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010606 | BNY-816851109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010606 | BNY-29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010606 | BNY-25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010606 | BNY-30161N101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010606 | BNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010608 | BNY-65339F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010608 | BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010608 | BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010608 | BNY-21037T109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010608 | BNY-025537101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010608 | BNY-816851109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010608 | BNY-29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010608 | BNY-25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010608 | BNY-30161N101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010608 | BNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010609 | BNY-65339F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010609 | BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010609 | BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010609 | BNY-21037T109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010609 | BNY-025537101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010609 | BNY-816851109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010609 | BNY-29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010609 | BNY-25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010609 | BNY-30161N101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010609 | BNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010607 | BNY-65339F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010607 | BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010607 | BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010607 | BNY-21037T109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010607 | BNY-025537101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010607 | BNY-816851109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010607 | BNY-29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010607 | BNY-25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010607 | BNY-30161N101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010607 | BNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162317 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162317 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162317 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162317 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162317 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000162317 | BNY-580135101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162317 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162317 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162317 | BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000162317 | BNY-025816109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162318 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162318 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162318 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162318 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162318 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000162318 | BNY-580135101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162318 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162318 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162318 | BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000162318 | BNY-025816109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162316 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162316 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162316 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162316 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162316 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000162316 | BNY-580135101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162316 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162316 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162316 | BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000162316 | BNY-025816109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010312 | BNY-91307C102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010312 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010312 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000010312 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010312 | BNY-147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010312 | BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010312 | BNY-2353058
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010312 | BNY-983793100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010312 | BNY-980745103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010312 | BNY-780287108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010313 | BNY-91307C102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010313 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010313 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000010313 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010313 | BNY-147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010313 | BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010313 | BNY-2353058
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010313 | BNY-983793100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010313 | BNY-980745103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010313 | BNY-780287108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010311 | BNY-91307C102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010311 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010311 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000010311 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010311 | BNY-147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010311 | BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010311 | BNY-2353058
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010311 | BNY-983793100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010311 | BNY-980745103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010311 | BNY-780287108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010455 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000010455 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000010456 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000010456 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000010454 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000010454 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000148763 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000148763 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000148763 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148763 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148763 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148763 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148763 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148763 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000148763 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148763 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148764 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000148764 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000148764 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148764 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148764 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148764 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148764 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148764 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000148764 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148764 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148762 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000148762 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000148762 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148762 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148762 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148762 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148762 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148762 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000148762 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148762 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010338 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000010338 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010338 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010338 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010338 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010338 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010338 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000010338 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000010338 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010338 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010340 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000010340 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010340 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010340 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010340 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010340 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010340 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000010340 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000010340 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010340 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010341 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000010341 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010341 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010341 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010341 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010341 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010341 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000010341 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000010341 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010341 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149025 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000149025 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149025 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149025 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000149025 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149025 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149025 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000149025 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000149025 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149025 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010342 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010342 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010344 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010344 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010345 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010345 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149026 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149026 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010353 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010353 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010353 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000010353 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000010353 | BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010353 | BNY-B4JSZL8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010353 | BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010353 | BNY-BLD13F2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010353 | BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010353 | BNY-007973100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010354 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010354 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010354 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000010354 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000010354 | BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010354 | BNY-B4JSZL8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010354 | BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010354 | BNY-BLD13F2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010354 | BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010354 | BNY-007973100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010352 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010352 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010352 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000010352 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000010352 | BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010352 | BNY-B4JSZL8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010352 | BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010352 | BNY-BLD13F2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010352 | BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010352 | BNY-007973100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033371 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033371 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033371 | BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033371 | BNY-B4JSZL8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033371 | BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033371 | BNY-BLD13F2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033371 | BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033371 | BNY-007973100
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033371 | BNY-92206C664
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000033371 | BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000033372 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033372 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033372 | BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033372 | BNY-B4JSZL8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033372 | BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033372 | BNY-BLD13F2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033372 | BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033372 | BNY-007973100
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033372 | BNY-92206C664
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000033372 | BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000033373 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033373 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033373 | BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033373 | BNY-B4JSZL8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033373 | BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033373 | BNY-BLD13F2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033373 | BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033373 | BNY-007973100
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033373 | BNY-92206C664
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000033373 | BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000010458 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000010458 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000010459 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000010459 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000010457 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000010457 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000010330 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000010330 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010330 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010330 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010330 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010330 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010330 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010330 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010330 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010330 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010332 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000010332 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010332 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010332 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010332 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010332 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010332 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010332 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010332 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010332 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010333 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000010333 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010333 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010333 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010333 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010333 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010333 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010333 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010333 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010333 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000149023 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000149023 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000149023 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149023 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149023 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000149023 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000149023 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149023 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149023 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149023 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033368 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033368 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033368 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033368 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033368 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033368 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033368 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033368 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033368 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033368 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033369 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033369 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033369 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033369 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033369 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033369 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033369 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033369 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033369 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033369 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033370 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033370 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033370 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033370 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033370 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033370 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033370 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033370 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033370 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033370 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010334 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010334 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000010336 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010336 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000010337 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010337 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000149024 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000149024 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000010324 | BNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010324 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010324 | BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010324 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010324 | BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010324 | BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010324 | BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010324 | BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010324 | BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010324 | BNY-032095101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010325 | BNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010325 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010325 | BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010325 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010325 | BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010325 | BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010325 | BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010325 | BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010325 | BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010325 | BNY-032095101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010323 | BNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010323 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010323 | BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010323 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010323 | BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010323 | BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010323 | BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010323 | BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010323 | BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010323 | BNY-032095101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010321 | BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010321 | BNY-260557103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010321 | BNY-BQ6BPG9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010321 | BNY-B3SPXZ3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010321 | BNY-039483102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010321 | BNY-61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010321 | BNY-902494103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010321 | BNY-345370860
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010321 | BNY-125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010321 | BNY-87612E106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010322 | BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010322 | BNY-260557103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010322 | BNY-BQ6BPG9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010322 | BNY-B3SPXZ3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010322 | BNY-039483102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010322 | BNY-61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010322 | BNY-902494103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010322 | BNY-345370860
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010322 | BNY-125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010322 | BNY-87612E106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010320 | BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010320 | BNY-260557103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010320 | BNY-BQ6BPG9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010320 | BNY-B3SPXZ3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010320 | BNY-039483102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010320 | BNY-61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010320 | BNY-902494103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010320 | BNY-345370860
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010320 | BNY-125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010320 | BNY-87612E106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010452 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010452 | BNY-980745103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010452 | BNY-BMY0YX0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010452 | BNY-04280A100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010452 | BNY-576323109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010452 | BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010452 | BNY-45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010452 | BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010452 | BNY-40637H109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010452 | BNY-859241101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010453 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010453 | BNY-980745103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010453 | BNY-BMY0YX0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010453 | BNY-04280A100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010453 | BNY-576323109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010453 | BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010453 | BNY-45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010453 | BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010453 | BNY-40637H109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010453 | BNY-859241101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010451 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010451 | BNY-980745103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010451 | BNY-BMY0YX0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010451 | BNY-04280A100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010451 | BNY-576323109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010451 | BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010451 | BNY-45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010451 | BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010451 | BNY-40637H109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010451 | BNY-859241101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010449 | BNY-69318G106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010449 | BNY-053807103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010449 | BNY-042735100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010449 | BNY-680665205
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010449 | BNY-403949100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010449 | BNY-521865204
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010449 | BNY-10922N103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010449 | BNY-674215207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010449 | BNY-20602D101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010449 | BNY-87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010450 | BNY-69318G106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010450 | BNY-053807103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010450 | BNY-042735100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010450 | BNY-680665205
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010450 | BNY-403949100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010450 | BNY-521865204
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010450 | BNY-10922N103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010450 | BNY-674215207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010450 | BNY-20602D101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010450 | BNY-87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010448 | BNY-69318G106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010448 | BNY-053807103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010448 | BNY-042735100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010448 | BNY-680665205
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010448 | BNY-403949100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010448 | BNY-521865204
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010448 | BNY-10922N103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010448 | BNY-674215207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010448 | BNY-20602D101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010448 | BNY-87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010446 | BNY-25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010446 | BNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010446 | BNY-74366E102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010446 | BNY-18467V109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010446 | BNY-739128106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010446 | BNY-71742Q106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010446 | BNY-912932100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010446 | BNY-74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010446 | BNY-69366J200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010446 | BNY-00108J109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010447 | BNY-25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010447 | BNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010447 | BNY-74366E102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010447 | BNY-18467V109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010447 | BNY-739128106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010447 | BNY-71742Q106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010447 | BNY-912932100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010447 | BNY-74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010447 | BNY-69366J200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010447 | BNY-00108J109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010445 | BNY-25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010445 | BNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010445 | BNY-74366E102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010445 | BNY-18467V109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010445 | BNY-739128106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010445 | BNY-71742Q106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010445 | BNY-912932100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010445 | BNY-74164F103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010445 | BNY-69366J200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010445 | BNY-00108J109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010430 | BNY-00404A109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010430 | BNY-703481101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010430 | BNY-BD2B5Y0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010430 | BNY-28035Q102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010430 | BNY-56418H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010430 | BNY-50060P106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010430 | BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010430 | BNY-567908108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010430 | BNY-00653Q102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010430 | BNY-44952J104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010431 | BNY-00404A109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010431 | BNY-703481101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010431 | BNY-BD2B5Y0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010431 | BNY-28035Q102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010431 | BNY-56418H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010431 | BNY-50060P106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010431 | BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010431 | BNY-567908108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010431 | BNY-00653Q102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010431 | BNY-44952J104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010429 | BNY-00404A109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010429 | BNY-703481101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010429 | BNY-BD2B5Y0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010429 | BNY-28035Q102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010429 | BNY-56418H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010429 | BNY-50060P106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010429 | BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010429 | BNY-567908108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010429 | BNY-00653Q102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010429 | BNY-44952J104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010307 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010307 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010307 | BNY-912810UR7
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000010309 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010309 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010309 | BNY-912810UR7
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000010310 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010310 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010310 | BNY-912810UR7
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000149021 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000149021 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000149021 | BNY-912810UR7
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000010326 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000010326 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000010328 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000010328 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000010329 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000010329 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000149022 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000149022 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000043615 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000043615 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000043615 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000043616 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000043616 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000043616 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000043617 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000043617 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000043617 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000043618 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000043618 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000043619 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000043619 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000043620 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000043620 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000050422 | BNY-874039100
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000050422 | BNY-01609W102
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000050422 | BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050422 | BNY-722304102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050422 | BNY-45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050422 | BNY-91912E105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050422 | BNY-456788108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050422 | BNY-465562106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050422 | BNY-47215P106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050422 | BNY-71654V101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000050423 | BNY-874039100
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000050423 | BNY-01609W102
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000050423 | BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050423 | BNY-722304102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050423 | BNY-45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050423 | BNY-91912E105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050423 | BNY-456788108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050423 | BNY-465562106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050423 | BNY-47215P106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050423 | BNY-71654V101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000050424 | BNY-874039100
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000050424 | BNY-01609W102
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000050424 | BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050424 | BNY-722304102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050424 | BNY-45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050424 | BNY-91912E105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050424 | BNY-456788108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050424 | BNY-465562106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050424 | BNY-47215P106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050424 | BNY-71654V101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010347 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010347 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010347 | BNY-B908F01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010347 | BNY-B01DCL2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010347 | BNY-66987V109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010347 | BNY-404280406
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010347 | BNY-771195104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010347 | BNY-780259305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010347 | BNY-641069406
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010347 | BNY-B15CVJ3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010348 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010348 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010348 | BNY-B908F01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010348 | BNY-B01DCL2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010348 | BNY-66987V109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010348 | BNY-404280406
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010348 | BNY-771195104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010348 | BNY-780259305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010348 | BNY-641069406
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010348 | BNY-B15CVJ3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010346 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010346 | BNY-40168Q205
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010346 | BNY-B908F01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010346 | BNY-B01DCL2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010346 | BNY-66987V109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010346 | BNY-404280406
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010346 | BNY-771195104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010346 | BNY-780259305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010346 | BNY-641069406
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010346 | BNY-B15CVJ3
Holdings [Line Items]
Percent of Net Asset Value	1.30%